Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheet (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Assets
Cash and cash equivalents	¥ 2,324,542	$ 333,900	¥ 1,616,164
Prepaid expenses and other assets	1,391,023	199,806	221,793
Investment in and advances to subsidiaries	96,622		81,000
Total assets	18,304,456	2,629,268	13,142,467
Liabilities and Shareholders' Equity
Accrued expenses and other liabilities	287,625	41,315	222,519
Total liabilities	10,292,976	1,478,494	7,156,729
Shareholders' equity :
Additional paid-in capital	5,640,898	810,265	5,896,017
Treasury stock	(47,174)	(6,777)	(332,121)
Statutory reserves	317,198	45,563	256,006
Accumulated other comprehensive income	70,320	10,097	58,210
Retained earnings	1,966,611	282,486	45,668
Total shareholders' equity	8,011,480	1,150,774	5,985,738		¥ 3,682,188	¥ (438,423)
Total liabilities and shareholders' equity	18,304,456	2,629,268	13,142,467
Parent Company [Member]
Assets
Cash and cash equivalents	157,143	22,572	461,054	$ 66,226	¥ 934,758	¥ 3,420
Prepaid expenses and other assets	4,443	638	4,798
Investment in and advances to subsidiaries	8,223,441	1,181,220	5,476,363
Total assets	8,385,027	1,204,430	5,942,215
Liabilities and Shareholders' Equity
Accrued expenses and other liabilities	437,071	62,781	18,333
Total liabilities	437,071	62,781	18,333
Shareholders' equity :
Additional paid-in capital	5,640,898	810,265	5,896,017
Treasury stock	(47,174)	(6,777)	(332,121)
Statutory reserves	317,198	45,563	256,006
Accumulated other comprehensive income	70,320	10,097	58,210
Retained earnings	1,966,611	282,486	45,668
Total shareholders' equity	7,947,956	1,141,649	5,923,882
Total liabilities and shareholders' equity	8,385,027	1,204,430	5,942,215
Class A Ordinary Shares [Member]
Shareholders' equity :
Ordinary shares	64	9	58
Class A Ordinary Shares [Member] | Parent Company [Member]
Shareholders' equity :
Ordinary shares	64	9	58
Class B Ordinary Shares [Member]
Shareholders' equity :
Ordinary shares	39	6	44
Class B Ordinary Shares [Member] | Parent Company [Member]
Shareholders' equity :
Ordinary shares	¥ 39	$ 6	¥ 44